Average Annual Total Returns			12 Months Ended	60 Months Ended	74 Months Ended	86 Months Ended	117 Months Ended	120 Months Ended	124 Months Ended	144 Months Ended	159 Months Ended	164 Months Ended	256 Months Ended	297 Months Ended	300 Months Ended	303 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%		2.21%						3.90%
Bloomberg Short‑Term U.S. Government/Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short‑Term U.S. Government/Corporate Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.46%	3.12%				2.34%		1.98%
Bloomberg U.S. Aggregate Index, since 8/31/04 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent													3.22%
Bloomberg U.S. Aggregate Index, since 9/19/12 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent											1.89%
Bloomberg 1‑3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1‑3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.35%	1.97%				2.09%
Bloomberg 1‑3 Year U.S. Government/Credit Index, since 8/31/04 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent													2.35%
Bloomberg 1‑3 Year U.S. Government/Credit Index, since 9/19/12 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent											1.74%
Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.97%	0.96%				2.29%								3.74%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.58%	0.06%				2.44%								4.19%
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.25%	0.80%	1.63%			2.34%	2.49%					3.88%
Bloomberg 1-5 Year Short Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-5 Year Short Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.11%	1.36%				1.67%	1.65%
Bloomberg 1-10 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-10 Year Municipal Blend Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.14%	1.21%	1.78%
Bloomberg Quality Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Quality Intermediate Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.27%	1.07%				2.07%						3.44%
Bloomberg 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-15 Year Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.18%	1.16%				2.27%	2.38%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%		14.97%		14.29%				13.95%			8.86%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.66%	6.65%				12.49%							8.46%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.31%	2.98%		9.85%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.81%	6.09%				9.62%				9.96%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.39%	7.91%			8.52%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%			11.90%
Baird Ultra Short Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.81%	3.44%				2.67%		2.35%
Performance Inception Date		Dec. 31, 2013
Baird Ultra Short Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.90%	2.06%				1.63%		1.42%
Baird Ultra Short Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.82%	2.04%				1.60%		1.40%
Baird Ultra Short Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.53%	3.19%				2.44%		2.12%
Performance Inception Date		Dec. 31, 2013
Baird Short-Term Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		5.67%	2.38%				2.60%					2.77%
Performance Inception Date		Aug. 31, 2004
Baird Short-Term Bond Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.81%	1.12%				1.52%					1.63%
Baird Short-Term Bond Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.33%	1.27%				1.53%					1.67%
Baird Short-Term Bond Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		5.41%	2.14%				2.35%			2.04%
Performance Inception Date		Sep. 19, 2012
Baird Intermediate Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.01%	1.07%				2.57%								4.12%
Performance Inception Date		Sep. 29, 2000
Baird Intermediate Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.28%	(0.18%)				1.39%								2.65%
Baird Intermediate Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.12%	0.28%				1.47%								2.64%
Baird Intermediate Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.76%	0.82%				2.32%								3.86%
Performance Inception Date		Sep. 29, 2000
Baird Aggregate Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.10%	(0.37%)				2.18%								4.11%
Performance Inception Date		Sep. 29, 2000
Baird Aggregate Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.36%	(0.13%)				2.43%								4.36%
Performance Inception Date		Sep. 29, 2000
Baird Aggregate Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.57%	(1.44%)				1.16%								2.73%
Baird Aggregate Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.33%	(0.66%)				1.32%								2.76%
Baird Core Plus Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.47%	0.32%				2.87%								4.81%
Performance Inception Date		Sep. 29, 2000
Baird Core Plus Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.62%	(1.12%)				1.49%								3.06%
Baird Core Plus Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.39%	(0.38%)				1.61%								3.06%
Baird Core Plus Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.22%	0.06%				2.61%								4.55%
Performance Inception Date		Sep. 29, 2000
Baird Short-Term Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.71%	1.79%				2.14%	2.16%
Performance Inception Date		Aug. 31, 2015
Baird Short-Term Municipal Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.69%	1.77%				2.12%	2.14%
Baird Short-Term Municipal Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.15%	1.90%				2.11%	2.12%
Baird Short-Term Municipal Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.46%	1.54%				1.87%	1.89%
Performance Inception Date		Aug. 31, 2015
Baird Strategic Municipal Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.83%	2.06%	3.13%
Performance Inception Date		Nov. 15, 2019
Baird Strategic Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.18%	2.33%	3.39%
Performance Inception Date		Nov. 15, 2019
Baird Strategic Municipal Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.13%	2.22%	3.25%
Baird Strategic Municipal Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.51%	2.32%	3.11%
Baird Quality Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.71%	0.95%				1.85%						3.36%
Performance Inception Date		Mar. 30, 2001
Baird Quality Intermediate Municipal Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.69%	0.93%				1.84%						3.35%
Baird Quality Intermediate Municipal Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.04%	1.26%				1.95%						3.30%
Baird Quality Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.32%	0.67%				1.59%						3.10%
Performance Inception Date		Mar. 30, 2001
Baird Core Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.88%	1.59%				2.74%	2.85%
Performance Inception Date		Aug. 31, 2015
Baird Core Intermediate Municipal Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.84%	1.55%				2.68%	2.78%
Baird Core Intermediate Municipal Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.31%	1.79%				2.64%	2.71%
Baird Core Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.63%	1.35%				2.49%	2.60%
Performance Inception Date		Aug. 31, 2015
Baird Municipal Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.72%	1.75%	3.15%
Performance Inception Date		Nov. 15, 2019
Baird Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.96%	1.98%	3.40%
Performance Inception Date		Nov. 15, 2019
Baird Municipal Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.93%	1.88%	3.17%
Baird Municipal Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.45%	2.14%	3.17%
Baird MidCap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.53%)	(1.11%)				8.47%							7.01%
Performance Inception Date		Dec. 29, 2000
Baird MidCap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.36%)	(0.88%)				8.75%							7.27%
Performance Inception Date		Dec. 29, 2000
Baird MidCap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(11.71%)	(2.47%)				7.22%							6.32%
Baird MidCap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(3.84%)	(0.55%)				7.11%							6.10%
Baird Small/Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.75%)	(1.19%)		7.41%
Performance Inception Date		Oct. 31, 2018
Baird Small/Mid Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.75%)	(1.38%)		7.18%
Baird Small/Mid Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.18%)	(0.89%)		5.91%
Baird Small/Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.97%)	(1.44%)		7.10%
Performance Inception Date		Oct. 31, 2018
Baird Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.79%	8.89%				7.79%				8.15%
Performance Inception Date		May 01, 2012
Baird Equity Opportunity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.62%)	6.54%				6.25%				6.92%
Baird Equity Opportunity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.17%	6.53%				5.97%				6.48%
Baird Equity Opportunity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.69%	8.69%				7.55%				7.91%
Performance Inception Date		May 01, 2012
Baird Chautauqua International Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.47%	5.65%			10.00%
Performance Inception Date		Apr. 15, 2016
Baird Chautauqua International Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.01%	5.55%			9.67%
Baird Chautauqua International Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.98%	4.49%			8.16%
Baird Chautauqua International Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.17%	5.39%			9.73%
Performance Inception Date		Apr. 15, 2016
Baird Chautauqua Global Growth Fund, Institutional
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.40%	8.37%			12.66%
Performance Inception Date		Apr. 15, 2016
Baird Chautauqua Global Growth Fund, Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			21.59%	8.15%			12.31%
Baird Chautauqua Global Growth Fund, Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.02%	6.67%			10.51%
Baird Chautauqua Global Growth Fund, Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.12%	8.10%			12.40%
Performance Inception Date		Apr. 15, 2016

[1]	The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.
[2]	The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.